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Prospectus Supplement - Aug. 9, 1999*

AXP Blue Chip Advantage Fund (April 1, 1999) S-6025-99 M (3/99)
(Formerly known as IDS Blue Chip Advantage Fund)

The portfolio manager section is revised to add the following:

o Jim Johnson, co-manager of AXP Blue Chip Advantage Fund, joined AEFA in 1994 as an equity quantitative analyst. He began managing portfolios for American Express Asset Management in 1996. Prior to joining AEFA, he worked for Piper Capital Management as an equity quantitative analyst.
















S-6025-11 A (8/99)
*Valid until next prospectus update

Destroy March 31, 2000